STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
TRADING PROFIT (LOSS):
Realized, net	$ (1,711,375)		$ (1,492,204)		$ (2,506,019)
Change in unrealized, net	442,109		(967,318)		(976,693)
Brokerage commissions	(353,298)		(159,775)		(367,827)
Total trading profit (loss), net	(1,622,564)		(2,619,297)		(3,850,539)
INVESTMENT INCOME (EXPENSE):
Interest, net	(5,113)		1,066		9,703
EXPENSES:
Management fee	356,165		625,607		687,955
Sponsor fee	166,470		336,431		294,773
Other	142,136		354,832		409,805
Total expenses	664,771		1,316,870		1,392,533
NET INVESTMENT INCOME (LOSS)	(669,884)		(1,315,804)		(1,382,830)
NET INCOME (LOSS)	(2,292,448)		(3,935,101)		(5,233,369)
Class A
EXPENSES:
NET INCOME (LOSS)	(274,621)		(435,514)		(261,386)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	2,919,025		5,080,657		2,839,820
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0941)		$ (0.0857)		$ (0.0920)
Class C
EXPENSES:
NET INCOME (LOSS)	(565,802)		(1,104,934)		(1,043,432)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	6,839,328		12,079,400		10,212,918
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0827)		$ (0.0915)		$ (0.1022)
Class D
EXPENSES:
NET INCOME (LOSS)			(20,028)	[1]	(33,193)	[1]
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)			400,000	[2]	400,000	[2]
Net income (loss) per weighted average Unit (in dollars per unit)			$ (0.0501)	[2]	$ (0.0830)	[2]
Class I
EXPENSES:
NET INCOME (LOSS)	(19,554)		(141,892)		(177,184)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	227,271		1,750,846		1,691,414
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0860)		$ (0.0810)		$ (0.1048)
Class M
EXPENSES:
NET INCOME (LOSS)	(29,944)	[3]	(4,563)	[3]
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	265,767	[4]	320,644	[4]
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.1127)	[4]	$ (0.0142)	[4]
Class DT
EXPENSES:
NET INCOME (LOSS)	$ (1,402,527)		$ (2,228,170)		$ (3,718,174)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	22,855,275		32,294,549		40,952,217
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0614)		$ (0.0690)		$ (0.0908)

[1]	Units issued on May 1, 2011. Units fully redeemed as of August 31, 2012.
[2]	Units issued on May 1, 2011. Units fully redeemed as of August 31, 2012. (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class is for the period January 1, 2012 to August 31, 2012 and for the period May 1, 2011 to December 31, 2011.)
[3]	Units issued on July 1, 2012. Units fully redeemed as of September 30, 2012. Units reissued on December 1, 2012.
[4]	Units issued on July 1, 2012. Units fully redeemed as of September 30, 2012. Units reissued on December 1, 2012. (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class for 2012 is for the periods July 1, 2012 to September 30, 2012 and December 1, 2012 to December 31, 2012.)